SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
SHARE BASED COMPENSATION

NOTE 13- SHARE BASED COMPENSATION

The Company applied ASC 718 and related interpretations in accounting for measuring the cost of share-based compensation over the period during which the consultants are required to provide services in exchange for the issued shares. The fair value of above award was estimated at the grant date using Black-Scholes model for pricing the share compensation expenses.

On December 22, 2020, the Board of Directors of the Company authorized the issuance of an aggregate of 103,610 shares and 210,360 warrants to The Crone Law Group, P.C. or its designees for legal services that had been rendered. The five-year warrants are exercisable at one cent per share.

The shares of 103,610 were vested on December 22, 2020 and no warrants were exercised. The fair value of above award was estimated at the grant date using Black-Scholes model for pricing the share compensation expenses. The fair value of the Black-Scholes model includes the following assumptions: expected life of 2.5 years, expected dividend rate of 0%, volatility of 43.5% and an average interest rate of 0.11%.

On January 1, 2021, the Board of Directors of the Company authorized the issuance of an aggregate of 310,830 shares and 631,080 warrants to a third party service provider for consulting services that had been rendered. The five-year warrants are exercisable at one cent per share.

The 310,830 shares of common stock and 631,080 warrants were vested on January 1, 2021 and no warrants were exercised. The fair value of above award was estimated at the grant date using Black-Scholes model for pricing the share compensation expenses. The fair value of the Black-Scholes model includes the following assumptions: expected life of 2.5 years, expected dividend rate of 0%, volatility of 51.3% and an average interest rate of 0.12%.

As of December 31, 2021, the Company had 841,440 warrants outstanding related to above mentioned services with i) weighted average exercise price of $0.01; ii) weighted average remaining contractual life of 1.5 years; and iii) aggregate intrinsic value of $0.6 million

For years ended December 31, 2021 and 2020, the Company recognized relevant share-based compensation expense of $1,041,281 and $351,238 for the vested shares, and $2,107,825 and $713,120 for the warrants, respectively.